Cover	12 Months Ended
Jun. 25, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	WOLFSPEED, INC.
Entity Central Index Key	0000895419